Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income	$ 62,771			$ 721,840	$ 3,606,942
Denominator:
Weighted-average shares outstanding	25,000,000			7,500,000	25,000,000
Basic net income per common stock	$ 0			$ 0.1	$ 0.14
Diluted net income per common stock	$ 0			$ 0.1	$ 0.14
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income	$ 20,923	$ (77,427)	$ (47,447)	$ 797,823	$ 1,202,314
Denominator:
Weighted-average shares outstanding	8,333,333	8,333,333	8,333,333	8,289,473	8,333,333
Basic net income per common stock	$ 0	$ (0.01)	$ (0.01)	$ 0.1	$ 0.14
Diluted net income per common stock	$ 0	$ (0.01)	$ (0.01)	$ 0.1	$ 0.14